CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Current Assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)
Other Current Assets
Other receivables	₽ 8,043	$ 114.3	₽ 859
Prepaid income tax	3,328	47.3	2,272
Contract assets	1,456	20.7	659
Loans to employees	1,333	18.9	1,674
Loans granted to third parties	986	14.0	509
Loans granted to related parties (Note 18)	3		39
Restricted cash	643	9.1	1
Investments in debt securities	305	4.3	452
Prepaid other taxes	114	1.7	202
Interest receivable	77	1.1	308
Other	529	7.6	499
Total other current assets	₽ 16,817	$ 239.0	₽ 7,474
Russian Rubles denominated loans | Minimum
Other Current Assets
Interest rate (as a percent)	3.00%	3.00%
Russian Rubles denominated loans | Maximum
Other Current Assets
Interest rate (as a percent)	15.00%	15.00%